INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

13. INCOME TAXES

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. The Company’s subsidiary BaiJiaHuLian HK is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong in 2017 and during the first three months of 2018. From April 2018, BaiJiaHuLian HK is subject to an income tax rate of 8.25% for the first HKD2 million of assessable profit and 16.5% for profit exceeding HKD2 million. No provision for Hong Kong profits tax was made as the Group had no estimated assessable profit that was subject to Hong Kong profits tax for the years ended December 31, 2022 and 2023.

The Company’s subsidiary, the VIE and the VIE’s subsidiaries, which were entities incorporated in mainland China (the “Mainland China entities”), are subject to mainland China Enterprise Income Tax (“EIT”) on their taxable income in accordance with the relevant income tax laws of mainland China, which have adopted a unified income tax rate of 25% since January 1, 2008 with the following exceptions.

Beijing Gaotu qualified as a High and New Technology Enterprise (the "HNTE") from 2017 through 2022 and accordingly was entitled to the 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2023 and is set to expire by 2025.

GaoTuYunJi qualified as a HNTE from 2019 through 2021, and accordingly was entitled to a 15% preferential tax rate during the period. The HNTE qualification has been renewed in 2022 and is set to expire by 2024.

Beijing Lexuebang also qualified as a HNTE during the year ended December 31, 2019. The HNTE qualification has been renewed in 2022 and is set to expire by 2024. Furthermore, Beijing Lexuebang obtained the qualification of the Software Enterprise Certificate in March 2020, and renewed in 2021, 2022 and 2023. Therefore, Beijing Lexuebang adopted the exemption from EIT for years 2019 and 2020, and 12.5% from 2021 to 2023.

Wuhan Yuexuebang obtained the qualification of the Software Enterprise Certificate in March 2021, and renewed in 2022 and 2023. Therefore, Wuhan Yuexuebang adopted exemption from EIT for the years 2020 and 2021, and 12.5% from 2022 to 2024.

Beijing Yuexuebang obtained the qualification of the Software Enterprise Certificate in February 2024, and adopted exemption from enterprise income tax for 2023 and 2024, and 12.5% from 2025 to 2027.

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

13. INCOME TAXES - continued

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	(1)	(1,906)	(8,744)
Deferred tax (expenses)/benefits	(40,948)	17,611	(1,913)
	(40,949)	15,705	(10,657)

The principle components of deferred tax assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	778,837	764,166
Net operating loss carrying forwards	584,693	641,220
Transfer of intangible assets	1,340	1,171
Accrued liabilities	1,876	1,876
Total deferred tax assets	1,366,746	1,408,433
Less: valuation allowance	(1,351,067)	(1,397,121)
Deferred tax assets, net	15,679	11,312

The movements of valuation allowance for the years end December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the period	573,565	1,332,885	1,351,067
Acquisitions	—	6,668	—
Additions	759,320	11,514	46,054
Reversal	—	—	—
Balance at end of the period	1,332,885	1,351,067	1,397,121

13. INCOME TAXES - continued

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities:
Building and land use right	69,307	67,507
Intangible assets	4,719	4,045
Unrecognized gains of investments	481	415
Total deferred tax liabilities	74,507	71,967

As of December 31, 2023, the Group had net operating loss carried forward of RMB2,975,267 from the Company's Mainland China entities, which will expire on various dates from December 31, 2024 to December 31, 2033.

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(Loss)/income before provision for income tax and share of results of equity investees	(3,062,214)	(2,533)	12,524
Income tax benefits/(expense) computed at an applicable tax rate of 25%	765,554	633	(3,131)
Effect of permanent differences	(8,186)	(1,423)	(27,346)
Effect of research and development super-deduction	89,287	36,263	44,935
Effect of preferential tax rate	(129,026)	581	17,480
Effect on tax rates in different tax jurisdictions	742	(8,835)	3,459
Change in valuation allowance	(759,320)	(11,514)	(46,054)
	(40,949)	15,705	(10,657)

13. INCOME TAXES - continued

If Beijing Gaotu, GaoTuYunJi, Beijing Lexuebang, Wuhan Yuexuebang, and Beijing Yuexuebang did not enjoy income tax preferential tax rates, tax benefit would have decreased by RMB129,026 for the years ended December 31, 2021, tax expense would have increased by RMB581 and RMB17,480 for the years ended December 31, 2022 and 2023, respectively. The increase in basic and diluted net loss per ordinary share was RMB0.76 for the year ended December 31, 2021. The decrease in basic and diluted net income per ordinary share was approximately nil and RMB0.10 for the years ended December 31, 2022 and 2023, respectively.

The Group did not identify significant unrecognized tax benefits for the year ended December 31, 2023. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023. As of December 31, 2022 and 2023, the Group did not have any significant unrecognized uncertain tax positions.

Aggregate undistributed earnings of the Company’s mainland China subsidiaries and the VIE that are available for reinvestment. Upon distribution of such earnings, the Company will be subject to mainland China EIT, the amount of which is impractical to estimate. The Company did not record any withholding tax on any of the aforementioned undistributed earnings because the relevant subsidiaries do not intend to declare dividends and the Company intends to permanently reinvest it within the mainland China. Additionally, no deferred tax liability was recorded for taxable temporary differences attributable to the undistributed earnings of VIE because the Company believes the undistributed earnings can be distributed from the VIE to WFOEs in a manner that would not be subject to income tax.